UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock

Collateral Trust

Semiannual report 6/30/16

John Hancock
Collateral Trust

Table of contents

2	Portfolio summary
3	Your expenses
5	Fund's investments
7	Financial statements
10	Financial highlights
11	Notes to financial statements
14	Continuation of investment advisory and subadvisory agreements
19	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       1

Portfolio Summary

INVESTMENT OBJECTIVE

The fund seeks current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default.

PORTFOLIO COMPOSITION AS OF 6/30/16 (%)

TOP 10 ISSUERS AS OF 6/30/16 (%)

Wells Fargo, 0.797% to 1.164%, 7-11-16 to 9-6-16	6.2
Toyota Financial Services Corp., 0.830% to 1.030%, 9-6-16 to 4-24-17	5.8
Telstra Corp., Ltd., 0.850% to 1.185%, 7-27-16 to 2-9-17	5.4
Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.410%, 7-1-16	5.3
Piedmont Natural Gas Company, Inc., 0.540% to 0.580%, 7-1-16 to 7-8-16	5.1
Sumitomo Mitsui Financial Group, Inc., 0.350% to 1.022%, 7-1-16 to 2-24-17	5.0
NSTAR Electric Company, 0.400% to 0.420%. 7-5-16 to 7-6-16	5.0
Cargill, Inc., 0.360% to 0.380%, 7-1-16	4.8
Credit Suisse AG, 0.950% to 5.850%, 8-16-16 to 10-4-16	4.0
Henkel of America, Inc., 0.400% to 0.500%, 7-1-16 to 8-2-16	3.9
TOTAL	50.5
As a percentage of total investments.

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor or grantor is unable or unwilling to make principal or interest payments. Investing in foreign securities may entail the risk of currency fluctuations or heightened economic and political instability. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Market volatility can cause greater likelihood of margin calls associated with securities on loan, reducing fund liquidity and potentially causing a dilutive impact to the fund. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. Please see the fund's registration statement for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       2

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on January 1, 2016, with the same investment held until June 30, 2016.

	Account value on 1-1-2016	Ending value on 6-30-2016	Expenses paid during period ended 6-30-2016[1]	Annualized expense ratio
Shares	$1,000.00	$1,003.40	$0.40	0.08%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on January 1, 2016, with the same investment held until June 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 1-1-2016	Ending value on 6-30-2016	Expenses paid during period ended 6-30-2016[1]	Annualized expense ratio
Shares	$1,000.00	$1,024.50	$0.40	0.08%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the registration statement for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
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Fund's investments

As of 6-30-16 (unaudited)
	Maturity Date	Yield* (%)	Par value^	Value
Commercial paper 67.2%				$1,267,369,767
(Cost $1,267,369,766)
Bank of Tokyo-Mitsubishi UFJ, Ltd.	07-01-16	0.410	100,000,000	100,000,000
Barclays Bank PLC	07-01-16	0.380	15,000,000	15,000,000
BNP Paribas SA	07-01-16	0.250	65,000,000	65,000,000
CAFCO LLC	07-01-16	0.250	18,500,000	18,500,000
Caisse Centrale Desjardins	07-05-16 to 08-08-16	0.400 to 0.530	46,000,000	45,985,081
Cargill, Inc.	07-01-16	0.360 to 0.380	90,205,000	90,205,000
Caterpillar Financial Services Corp.	07-07-16	0.380	50,000,000	49,996,833
Chariot Funding LLC	07-25-16	0.400	2,200,000	2,199,413
CPPIB Capital, Inc.	07-05-16 to 08-16-16	0.350 to 0.420	40,587,000	40,574,710
Credit Suisse AG	10-04-16	0.950	50,000,000	49,874,653
Henkel of America, Inc.	07-01-16 to 08-02-16	0.400 to 0.500	72,900,000	72,888,437
Illinois Tool Works, Inc.	07-06-16	0.380	25,000,000	24,998,681
John Deere Financial, Ltd.	07-01-16	0.410	28,000,000	28,000,000
L'Oreal USA, Inc.	07-14-16	0.350	16,000,000	15,997,978
Manhattan Asset Funding Company LLC	11-03-16 to 11-04-16	0.880	50,000,000	49,846,611
National Rural Utilities Cooperative Finance Corp.	07-01-16 to 07-19-16	0.390 to 0.400	50,000,000	49,996,375
Nestle Finance International, Ltd.	07-05-16	0.320	3,000,000	2,999,893
Novartis Finance Corp.	07-06-16	0.370	45,000,000	44,997,688
NSTAR Electric Company	07-05-16 to 07-06-16	0.400 to 0.420	94,000,000	93,994,989
Old Line Funding LLC	10-25-16	0.860	25,000,000	24,930,721
Piedmont Natural Gas Company, Inc.	07-01-16 to 07-08-16	0.540 to 0.580	96,963,000	96,955,510
Sumitomo Mitsui Banking Corp.	07-01-16	0.350	19,000,000	19,000,000
Telstra Corp., Ltd.	07-27-16 to 02-09-17	0.850 to 1.185	102,000,000	101,720,143
Toyota Credit Canada, Inc.	09-06-16 to 01-27-17	0.830 to 1.030	85,000,000	84,712,472
Wal-Mart Stores, Inc.	07-01-16 to 07-05-16	0.350 to 0.360	48,000,000	47,998,639
Washington Gas Light Company	07-07-16 to 07-14-16	0.420	31,000,000	30,995,940
Corporate interest-bearing obligations 15.9%				$300,411,897
(Cost $300,069,475)
American Honda Finance Corp. (P)	07-29-16	0.710	25,000,000	25,000,050
Commonwealth Bank of Australia (P)(S)	09-20-16	1.147	24,300,000	24,318,905
Cooperatieve Rabobank UA (P)	11-23-16	0.934	10,000,000	10,005,070
Credit Suisse USA, Inc.	08-16-16	5.850	25,854,000	26,004,005
JPMorgan Chase & Co. (P)(S)	02-21-17	1.024	50,000,000	50,000,000
Jupiter Securitization Company LLC (P)(S)	07-20-16	0.678	25,000,000	25,000,000
Macquarie Bank, Ltd. (S)	08-15-16 to 03-24-17	1.650 to 5.000	8,961,000	9,011,504
Thunder Bay Funding LLC (P)(S)	08-12-16	0.797	30,000,000	30,000,000
Toyota Motor Credit Corp. (P)	04-24-17	0.965	25,000,000	24,996,000
UBS AG (P)	09-26-16	1.140	8,795,000	8,800,937
Wells Fargo & Company (P)	07-20-16	1.164	66,904,000	67,275,426

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       5

	Maturity Date	Yield* (%)	Par value^	Value
U.S. Government Agency obligations 2.5%				$45,999,450
(Cost $45,993,743)
Federal Agricultural Mortgage Corp.	07-01-16	0.200	35,000,000	35,000,000
Federal Agricultural Mortgage Corp. (P)	09-16-16 to 04-05-17	0.470 to 0.520	8,000,000	8,000,668
Federal Farm Credit Bank (P)	03-21-17	0.438	3,000,000	2,998,782
Certificate of deposit 14.8%				$278,621,295
(Cost $278,621,295)
Bank of Nova Scotia (P)	11-07-16	0.812	3,600,000	3,599,454
BMO Harris Bank NA (P)	08-08-16	0.847	25,000,000	25,000,000
Sumitomo Mitsui Trust Bank, Ltd. (P)	09-22-16 to 02-24-17	0.847 to 1.022	75,000,000	75,000,000
Toronto-Dominion Bank (P)	02-01-17	0.967	30,000,000	30,000,000
UBS AG (P)	09-26-16	1.140	45,000,000	45,021,841
Wells Fargo Bank NA (P)	07-11-16 to 09-06-16	0.797 to 0.813	50,000,000	50,000,000
Westpac Banking Corp. (P)	02-16-17	0.952	50,000,000	50,000,000
Total investments (Cost $1,892,054,279)† 100.4%				$1,892,402,409
Other assets and liabilities, net (0.4%)				($6,754,687)
Total net assets 100.0%				$1,885,647,722

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 6-30-16, the aggregate cost of investment securities for federal income tax purposes was $1,892,054,279. Net unrealized appreciation aggregated to $348,130 of which $371,790 related to appreciated investment securities and $23,660 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       6

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 6-30-16 (unaudited)

Assets
Investments, at value (Cost $1,892,054,279)	$1,892,402,409
Interest receivable	1,081,629
Other receivables and prepaid expenses	2,675
Total assets	1,893,486,713
Liabilities
Due to custodian	4,884,142
Payable for investments purchased	1,866,623
Distributions payable	914,849
Payable to affiliates
Administrative services fees	73,042
Transfer agent fees	6,222
Trustees' fees	91
Other liabilities and accrued expenses	94,022
Total liabilities	7,838,991
Net assets	$1,885,647,722
Net assets consist of
Paid-in capital	$1,885,300,348
Undistributed net investment income	797
Accumulated net realized gain (loss) on investments	(1,553)
Net unrealized appreciation (depreciation) on investments	348,130
Net assets	$1,885,647,722

Net asset value per share
Based on 188,432,697 shares of beneficial interest outstanding — unlimited number of shares authorized with no par value	$10.01

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       7

STATEMENT OF OPERATIONS  For the six months ended 6-30-16 (unaudited)

Investment income
Interest	$5,760,714
Expenses
Investment management fees	4,998,802
Administrative services fees	178,279
Transfer agent fees	29,917
Trustees' fees	25,812
Printing and postage	752
Professional fees	32,915
Custodian fees	77,191
Registration and filing fees	1,212
Other	8,704
Total expenses	5,353,584
Less expense reductions	(4,546,555)
Net expenses	807,029
Net investment income	4,953,685
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(4,555)
Realized gain on investment not meeting investment restrictions	1,950
(2,605)
Change in net unrealized appreciation (depreciation) of
Investments	500,189
500,189
Net realized and unrealized gain	497,584
Increase in net assets from operations	$5,451,269

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       8

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-16	Period ended 12-31-15[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,953,685	$2,233,737
Net realized gain (loss)	(2,605)	1,849
Change in net unrealized appreciation (depreciation)	500,189	(152,059)
Increase in net assets resulting from operations	5,451,269	2,083,527
Distributions to shareholders
From net investment income	(4,953,685)	(2,233,737)
From fund share transactions
Shares issued	10,840,731,464	22,077,319,658
Repurchased	(10,563,877,883)	(20,468,872,891)
Total from Fund share transactions	276,853,581	1,608,446,767
Total increase	277,351,165	1,608,296,557
Net assets
Beginning of period	1,608,296,557	—
End of period	$1,885,647,722	$1,608,296,557
Undistributed net investment income	$797	$797
Share activity
Shares outstanding
Beginning of period	160,752,742	—
Shares issued	1,083,388,195	2,206,573,867
Shares repurchased	(1,055,708,240)	(2,045,821,125)
End of period	188,432,697	160,752,742

1	Period from 2-2-15 (commencement of operations) to 12-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       9

Financial highlights

Period Ended	6-30-16[1]		12-31-15[2]
Per share operating performance
Net asset value, beginning of period	$10.00		$10.01
Net investment income[3]	0.02		0.01
Net realized and unrealized gain (loss) on investments	0.01		(0.01)
Total from investment operations	0.03		0.00
Less distributions to common shareholders
From net investment income	(0.02)		(0.01)
Net asset value, end of period	$10.01		$10.00
Total return at net asset value (%)[4]	0.34	[5]	0.03	[5]
Ratios and supplemental data
Net assets end of period (in millions)	$1,886		$1,608
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53	[6]	0.54	[6]
Expenses including reductions	0.08	[6]	0.09	[6]
Net investment income	0.49	[6]	0.14	[6]
Portfolio turnover (%)[7]	86		0	[8]

1	Six months ended 6-30-16. Unaudited.
2	Period from 2-2-15 (commencement of operations) to 12-31-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
8	During the period ended December 31, 2015, securities purchased and/or sold by the fund utilized in the calculation of the portfolio turnover were acquired with less than one year until maturity. As a result, the portfolio turnover is 0%.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Collateral Trust (the fund) is a series of John Hancock Collateral Trust (the Trust), a Massachusetts business trust. The fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). However, beneficial interests of the fund are not being registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by John Hancock Advisers, LLC, the fund's investment advisor (the Advisor), or its affiliates. The fund serves primarily as an investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending.

The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar-denominated securities rated, at the time of investment, within the two highest short-term credit categories and their unrated equivalents. The fund's net asset value (NAV) varies daily.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2016, all investments are categorized as Level 2 under the hierarchy described above.

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Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

During the six months ended June 30, 2016, the fund realized gains of $1,950 on the disposal of investments not meeting the fund's respective investment guidelines.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. (Citibank) as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of straight-line and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the six months ended June 30, 2016, the fund had no borrowings under either line of credit. Commitment fees for the six months ended June 30, 2016 were $1,441.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2015.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is

SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       12

unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

The Advisor serves as investment advisor for the fund. John Hancock Funds, LLC (the Placement Agent) performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.500% of the first $1.5 billion of the fund's average daily net assets; and (b) 0.480% of the fund's average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive its advisory fee by 0.45% of the fund's average net assets. The expense waiver will remain in effect until April 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time and may be terminated at any time thereafter.

The expense reductions described above amounted to $4,546,555 for the six months ended June 30, 2016.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers as described above, incurred for the six months ended June 30, 2016 were equivalent to a net annual effective rate of 0.04% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended June 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $60,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

Note 5 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $105,992,320 and $131,111,195, respectively, for the six months ended June 30, 2016.

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Continuation of Investment Advisory and Subadvisory Agreements

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Collateral Trust (the fund) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for the fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2016 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 24-25, 2016.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 21-23, 2016, the Board, including the Trustees who are not considered to be interested persons of the fund under Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the fund and the Advisor and the Subadvisory Agreement between the Advisor and Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by the Advisor, and including with respect to the Subadvisor, performance information for an applicable benchmark index; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the fund and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and Subadvisory Agreement and discussed the proposed continuation of the Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the

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Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that, on a regular basis, it receives and reviews information from the fund's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the fund and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the fund's affairs and its Subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the fund and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by the Advisor;
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the fund's subadvisory arrangement generally.

The Board took into account that because the fund commenced investment operations on February 2, 2015, it did not have information regarding the fund's performance for a full calendar year. The Board noted that the fund's performance for the period from February 2, 2015 (when it commenced investment operations) to December 31, 2015 equaled the return of the fund's benchmark index. The Board concluded that the fund's performance was satisfactory in view of its limited performance history.

Fees and Expenses. The Board reviewed comparative information prepared by the Advisor, including, among other data, the fund's contractual and net management fees and total net expenses as compared to similarly situated investment companies

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deemed to be comparable to the fund. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are approximately the same as the peer group average. The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

The Board concluded that the advisory fees to be paid by the fund are reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the fund, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(f)	noted that the Subadvisor is an affiliate of the Advisor;
(g)	noted that affiliates of the Advisor provide transfer agency services and placement services to the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing Advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(1)	considered that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses;
(2)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and

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(3)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the Subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by the Advisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor.

Subadvisor performance. As noted above, the Board took into account that because the Fund commenced investment operations on February 2, 2015, it did not have information regarding the fund's performance for a full calendar year. The

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Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(a)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(b)	the performance of the fund is satisfactory in view of its limited performance history;
(c)	the Subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(d)	noted that the subadvisory fees are paid by the Advisor not the fund and that the Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       19

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Collateral Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
315SA 6/16 8/16

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)   There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 18, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	August 18, 2016